Summary of significant accounting policies (Effect of change in estimate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of change in estimate:
Gross profit	$ 459,628,213	$ 357,988,313	$ 272,990,106
Net income	$ 63,627,551	$ 72,977,548	$ 66,482,107
Basic	$ 0.49	$ 0.55	$ 0.47
Diluted	$ 0.48	$ 0.53	$ 0.45
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	50.10%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Gross profit	$ (11,100,000)	$ 61,200,000	$ 52,100,000
Net income	$ 8,300,000	$ 45,900,000	$ 39,100,000
Basic	$ 0.06	$ 0.34	$ 0.27
Diluted	$ 0.06	$ 0.33	$ 0.27